DEBT (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of debt instruments

	Balance at December 31, 2017	Proceeds from borrowings	Repayments of borrowings	Interest accrued and other	Translation differences	Balance at December 31, 2018
	(€ thousand)
Bonds	1,193,517	—	—	4,592	—	1,198,109
Securitizations	556,276	183,727	(89,018)	337	31,259	682,581
Borrowings from banks	38,059	—	(3,584)	113	1,396	35,984
Other debt	18,329	21,121	(29,109)	—	152	10,493
Total debt	1,806,181	204,848	(121,711)	5,042	32,807	1,927,167

Disclosure of debt maturity
The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2018				2017
	Due within one year	Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds	7,616	1,190,493	—	1,198,109	6,159	694,402	492,956	1,193,517
Securitizations	300,051	382,530	—	682,581	254,891	301,385	—	556,276
Borrowings from banks	34,249	1,735	—	35,984	32,811	5,248	—	38,059
Other debt	10,493	—	—	10,493	18,329	—	—	18,329
Total debt	352,409	1,574,758	—	1,927,167	312,190	1,001,035	492,956	1,806,181